Earnings per share (Details) £ / shares in Units, £ in Millions, shares in Millions			12 Months Ended
		Aug. 30, 2022	Dec. 31, 2023 GBP (£) £ / shares shares	Dec. 31, 2022 GBP (£) £ / shares shares	Dec. 31, 2021 GBP (£) £ / shares shares
Earnings per share
Profit from continuing operations attributable to ordinary shareholders | £			£ 4,506	£ 3,602	£ 2,486
(Loss)/profit from discontinued operations attributable to ordinary shareholders | £			(112)	(262)	464
Profit attributable to ordinary shareholders | £			£ 4,394	£ 3,340	£ 2,950	[1]
Weighted average number of shares
Weighted average number of ordinary shares outstanding during the year | shares			9,164	9,872	10,792
Effect of dilutive share options and convertible securities | shares			55	57	45
Diluted weighted average number of ordinary shares outstanding during the year | shares			9,219	9,929	10,837
Earnings per ordinary share - continuing operations			£ 0.49170	£ 0.365	£ 0.230	[1]
Earnings per ordinary share - discontinued operations			(0.01222)	(0.027)	0.043	[1]
Total earnings per share attributable to ordinary shareholders - basic	[2]		0.47948	0.338	0.273	[1]
Earnings per ordinary share - fully diluted continuing operations			0.489	0.362	0.229	[1]
Earnings per ordinary share - fully diluted discontinued operations			(0.012)	(0.026)	0.043	[1]
Total earnings per share attributable to ordinary shareholders - fully diluted			£ 0.477	£ 0.336	£ 0.272	[1]
Share consolidation ratio		0.9286

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	In 2023, the unrounded Total earnings per share attributable to ordinary shareholders – basic is 47.948p. The unrounded Earnings per ordinary share – continuing operations was 49.170p. The unrounded Earnings per ordinary share – discontinued operations was (1.222p).